Schedule of borrowings classified by interest rate and currency (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Total borrowings	$ 1,438	$ 1,614	$ 1,947	$ 2,177
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,329	1,371
Fixed interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	11	53
Fixed interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	1,318	1,318
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	87	215
Floating interest rate [member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	(0)	133
Floating interest rate [member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	87	82
Non Interest Accrues [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	22	28
Non Interest Accrues [Member] | Argentinian Pesos [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	(0)	8
Non Interest Accrues [Member] | U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Total borrowings	$ 22	$ 20